CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) earnings for the year	$ (38,438)	$ 40,917
Items not affecting cash:
Current income tax expense	6,382	4,561
Deferred income tax expense	75,081	36,799
Depreciation and depletion	117,052	82,848
(Gain) loss on financial instruments at fair value	(377)	15,415
Loss on sale of exploration and evaluation asset	132,149
Interest and finance expense, net	24,387	34,097
(Gain) loss on disposal of plant and equipment	12	(45)
Settlement of offtake obligation		(3,068)
Share-based compensation expense	2,807	8,661
Unrealized foreign exchange loss	1,243	1,749
Write-down of inventories		2,475
Changes in non-cash working capital items:
Receivables and other	4,498	7,001
Inventories	1,080	(2,227)
Accounts payable and accrued liabilities	(2,083)	451
Income taxes paid	(6,484)	(4,561)
Net cash generated by operating activities	317,309	225,073
CASH FLOWS FROM FINANCING ACTIVITIES
Offtake obligation repurchase payment		(82,416)
Payment of lease obligations	(6,168)	(6,484)
Proceeds from borrowing on loan facility	16,000
Proceeds from exercise of share options	13,252	7,634
Repayment of loan facility	(226,667)	(98,000)
Transaction costs associated with loan facility		(267)
Interest paid	(15,100)	(27,511)
Net cash used in financing activities	(218,683)	(207,044)
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures on mineral properties, plant and equipment	(49,039)	(44,130)
Proceeds from sale of exploration and evaluation assets	100,000
Proceeds from sale of plant and equipment	5	96
Restricted cash		1,978
Interest received	927	1,231
Net cash generated by (used in) investing activities	51,893	(40,825)
Increase (decrease) in cash and cash equivalents for the year	150,519	(22,796)
Cash and cash equivalents, beginning of the year	23,174	45,407
Effect of foreign exchange rate changes on cash and cash equivalents	1,060	563
Cash and cash equivalents, end of the year	$ 174,753	$ 23,174